Goldman Sachs Large Cap Growth Insights Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Large Cap Growth Insights Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	827
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	1,628
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	527
Expense Example, with Redemption, 5 Years	910
Expense Example, with Redemption, 10 Years	1,985
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	315
Expense Example, with Redemption, 10 Years	711
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,303
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	844
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,429
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	$ 699